Derivative Financial Instruments - Details of Interest rate sensitivity (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
CHF
Derivative Financial Instruments [line items]
Sensitivity debt	$ 1,472
Sensitivity DFIs	(1,318)
Sensitivity net	154
PEMEX Curves Sensitivity debt	1,352
Euro
Derivative Financial Instruments [line items]
Sensitivity debt	75,107
Sensitivity DFIs	(59,653)
Sensitivity net	15,454
PEMEX Curves Sensitivity debt	56,790
Pound sterling [member]
Derivative Financial Instruments [line items]
Sensitivity debt	4,123
Sensitivity DFIs	(3,845)
Sensitivity net	278
PEMEX Curves Sensitivity debt	3,469
Japan, yen [member]
Derivative Financial Instruments [line items]
Sensitivity debt	5,478
Sensitivity DFIs	(2,202)
Sensitivity net	3,276
PEMEX Curves Sensitivity debt	4,314
Peso
Derivative Financial Instruments [line items]
Sensitivity debt	32,446
Sensitivity DFIs	731
Sensitivity net	33,177
PEMEX Curves Sensitivity debt	25,855
Mexican Unidad de Inversion [member]
Derivative Financial Instruments [line items]
Sensitivity debt	12,935
Sensitivity DFIs	(12,935)
Sensitivity net	0
PEMEX Curves Sensitivity debt	7,093
U.S [member]
Derivative Financial Instruments [line items]
Sensitivity debt	1,425,168
Sensitivity DFIs	198,150
Sensitivity net	1,623,318
PEMEX Curves Sensitivity debt	$ 482,311